Contract liabilities - Schedule of significant changes in contract assets and contract liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Increase (Decrease) in Contract Liabilities [Roll Forward]
As at 1 April	£ 1,472	£ 1,160
Exchange adjustments	54	29
Revenue recognised that was included in the contract liability balance at the beginning of the period	(292)	(53)
Increases due to cash received, excluding amounts recognised as revenue during the period	772	510
Reclassification to held for sale (note 10)	0	(174)
At 31 March	£ 2,006	£ 1,472